Convertible Preferred Stock (Tables)	12 Months Ended
Dec. 31, 2015
Equity [Abstract]
Schedule of Shares of Convertible Preferred Stock and Common Stock

The changes in the shares of convertible preferred stock and common stock during the years ended December 31, 2015, 2014 and 2013 were as follows:

	Series A Convertible Preferred Stock	Extinguished Series B-1 Convertible Preferred Stock	Extinguished Series C Convertible Preferred Stock	Extinguished Series D-1 Convertible Preferred Stock	Extinguished Series D-2 Convertible Preferred Stock	New Series B Convertible Preferred Stock	New Series C Convertible Preferred Stock	Total Convertible Preferred Stock	Common Stock
Balance at December 31, 2012	163,462	6,321,238	9,108,533	1,155,172	—	—	—	16,748,405	730,203
Issuance of Series D-1 convertible preferred stock	—	—	—	983,558	—	—	—	983,558	—
Issuance of Series D-2 convertible preferred stock	—	—	—	—	3,013,797	—	—	3,013,797	—
Conversion of Series C convertible preferred stock and related dividends dividends into common stock and deemed capital contribution	—	—	(1,470,485)	—	—	—	—	(1,470,485)	147,051
Conversion of accrued dividends into Series D-2 convertible preferred stock	—	—	—	—	3,196,417	—	—	3,196,417	—
Extinguishment of Series B-1, Series C, Series D-1 and Series D-2 convertible preferred stock	—	(6,321,238)	(7,638,048)	(2,138,730)	(6,210,214)	—	—	(22,308,230)	—
Exchange of new Series B convertible preferred stock and deemed dividend	—	—	—	—	—	22,308,230	—	22,308,230	—
Issuance of new Series C convertible preferred stock	—	—	—	—	—	—	2,564,638	2,564,638	—
Issuance of common stock from option exercise	—	—	—	—	—	—	—	—	1,463

Balance at December 31, 2013	163,462	—	—	—	—	22,308,230	2,564,638	25,036,330	878,717
Repurchase of Series A convertible preferred stock and deemed capital contribution	(1,353)	—	—	—	—	—	—	(1,353)	—
Issuance of Series C convertible preferred stock	—	—	—	—	—	—	880,546	880,546	—
Conversion of convertible promissory notes into Series C convertible preferred stock	—	—	—	—	—	—	1,739,405	1,739,405	—
Issuance of common stock from option exercise	—	—	—	—	—	—	—	—	28,320

Balance at December 31, 2014	162,109	—	—	—	—	22,308,230	5,184,589	27,654,928	907,037

Issuance of Series C convertible preferred stock	—	—	—	—	—	—	2,727,059	2,727,059	—
Conversion of convertible preferred stock into common stock in connection with the merger	(162,109)	—	—	—	—	(22,308,230)	(7,911,648)	(30,381,987)	30,381,987
Issuance of common stock upon private placement	—	—	—	—	—	—	—	—	5,884,504
Issuance of common stock to Mirax	—	—	—	—	—	—	—	—	1,000,005
Issuance of common stock from option exercise	—	—	—	—	—	—	—	—	31,427
Balance at December 31, 2015	—	—	—	—	—	—	—	—	38,204,960

Components of Convertible Preferred Stock

Convertible preferred stock as of December 31, 2015 and 2014 consisted of the following (in thousands, except share data):

	December 31, 2015
	Shares Authorized	Shares Issued and Outstanding	Aggregate Liquidation Preference	Net Carrying Value
Series A	398,500	—	$—	$—
Series B	60,500,000	—	—	—
Series C	19,812,497	—	—	—

Total	80,710,997	$—	$—	$—

	December 31, 2014
	Shares Authorized	Shares Issued and Outstanding	Aggregate Liquidation Preference	Net Carrying Value
Series A	398,500	162,109	$3,004	$3,003
Series B	60,500,000	22,308,230	113,405	112,080
Series C	13,562,497	5,184,589	30,323	30,027

Total	74,460,997	27,654,928	$146,732	$145,110